CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Accounts receivable, allowance for credit loss | ¥	¥ 327		¥ 467
Prepayments and other current assets, allowance for credit losses | ¥	4,427		2,192
Other noncurrent assets, allowance for credit losses | ¥	¥ 4,572		¥ 3,757
Ordinary shares, shares issued	1,954,353,892		1,929,562,426
Ordinary shares, shares outstanding	1,954,353,892		1,929,562,426
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	4,500,000,000		4,500,000,000
Ordinary shares, shares issued	1,728,765,894		1,709,903,330
Ordinary shares, shares outstanding	1,598,541,812		1,573,750,346
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	355,812,080		355,812,080
Ordinary shares, shares outstanding	355,812,080		355,812,080